Short-term investments (Tables)	12 Months Ended
Dec. 31, 2025
Short-term investments
Schedule of short-term investments classification

As of December 31, 2025
			Gross	Gross	Gross	Gross
			unrecognized	unrecognized	unrecognized	unrecognized
	Cost		holding gains	holding losses	gains	losses	Fair value
	RMB	USD	RMB	RMB	RMB	RMB	RMB	USD
Equity investments with readily determinable fair value	5,000	715	—	—	90	—	5,090	728